Summary of Significant Accounting Policies - Schedule of Sale and Leaseback Transactions (Details) - USD ($)		9 Months Ended
		Dec. 31, 2019	Mar. 31, 2019
Other current liabilities		$ (7,576,800)
Other long-term liabilities		1,652,593
Sale and Leaseback [Member]
Proceeds from sales of APEX		9,693,141
Interest recognized on financial liability		877,352
Payments made for leased equipment		(1,341,100)
Total financial liability		9,229,393
Other current liabilities	[1]	(7,576,800)
Other long-term liabilities		$ 1,652,593

[1]	Represents lease payments to be made in the next 12 months